Income Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2024
Income Tax Expense (Credit) [Abstract]
Income tax expense (benefit)

7. Income tax expense (benefit)

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	219	83	38
Deferred tax	(131)	(201)	(123)
	88	(118)	(85)

Pursuant to the rules and regulations of the Cayman Islands, the Group is not subject to any income tax under such jurisdictions.

Pursuant to the International Business Companies Act, 1984 (the “IBC Act”) of the British Virgin Islands (the “BVI”), international business companies incorporated pursuant to the IBC Act enjoy a complete exemption from income tax. This includes an exemption from capital gains tax and all forms of withholding tax. Accordingly, the subsidiary incorporated in the BVI are not subject to tax. No Hong Kong profits tax has been provided as there was no assessable profit earned in or derived from Hong Kong for the years ended December 31, 2022, 2023 and 2024.

The National People’s Congress approved the Corporate Income Tax Law of the PRC (the “New CIT Law”) on 16 March 2007 and the State Council has announced the Detailed Implementation Regulations on 6 December 2007, which has been effective since 1 January 2008. According to the New CIT Law, the income tax rates for both domestic and foreign investment enterprises are unified at 25% effective from 1 January 2008. Pursuant to the relevant PRC tax rules and regulations, the Group’s income derived from the tea plantation is subject to preferential income tax rates of 0% – 12.5%.

A reconciliation between income tax expense (benefit) and profit before taxation at applicable tax rates is set out below:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Profit before taxation	11,941	11,383	2,003

Taxation at the applicable tax rate	3,024	2,898	597
Tax effect of preferential tax rates for tea plantation in the PRC	(3,268)	(3,132)	(1,023)
Tax effect of non-deductible expenses	289	159	221
Tax effect of tax losses unrecognized	43	—	95
(Over) under-provision in prior year	—	(43)	25
Income tax expense (benefit)	88	(118)	(85)